As filed with the Securities and Exchange Commission on
August 17, 2026

1933 Act Registration No. 333-180871

1940 Act Registration No. 811-22700

United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-1A

Registration Statement Under the Securities Act of 1933	☒
Pre-Effective Amendment No. __	☐
Post-Effective Amendment No. 345	☒
and/or
Registration Statement Under the Investment Company Act of 1940	☒
Amendment No. 347	☒

Exchange Listed Funds Trust

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, Oklahoma 73120

(Address of Principal Executive Offices, Zip Code)

(405) 778-8377

(Registrant’s Telephone Number, including Area Code)

Richard Malinowski

Exchange Listed Funds Trust

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, Oklahoma 73120

(Name and Address of Agent for Service)

Copies to:

Morrison Warren, Esq.
Chapman and Cutler LLP
320 South Canal Street
Chicago, Illinois 60606

Richard Coyle, Esq.
Chapman and Cutler LLP
320 South Canal Street
Chicago, Illinois 60606

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485.
☒	On August 19, 2026 pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	On (date) pursuant to paragraph (a) of Rule 485.
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485.
☐	On (date) pursuant to paragraph (a) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 345 to the Registration Statement on Form N-1A of Exchange Listed Funds Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying, until August 19, 2026, the effectiveness of Post-Effective Amendment No. 329 (“PEA No. 329”), which was filed with the Commission via EDGAR (Accession No. 0001213900-26-069634) on June 17, 2026, pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to PEA No. 329 by means of this filing, Parts A, B and C of PEA No. 329 are incorporated herein by reference.

PART A – PROSPECTUS

The Prospectus for the Saba Closed-End Funds ETF is incorporated herein by reference to Part A of PEA No. 329.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Saba Closed-End Funds ETF is incorporated herein by reference to Part B of PEA No. 329.

PART C – OTHER INFORMATION

The Part C for the Saba Closed-End Funds ETF is incorporated herein by reference to Part C of PEA No. 329.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 345 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, State of New York on this 17th day of August 2026.

Exchange Listed Funds Trust

/s/ Richard Malinowski
Richard Malinowski
President (Principal Executive Officer)

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 345 to the Registration Statement has been signed below by the following persons in the capacity and on the date indicated.

Signature	Title	Date

/s/ Richard Malinowski	President	August 17, 2026
Richard Malinowski	(Principal Executive Officer)

/s/ Christopher Roleke	Treasurer	August 17, 2026
Christopher Roleke	(Principal Financial and Accounting Officer)

*	Trustee	August 17, 2026
Linda Petrone

*	Trustee	August 17, 2026
Stuart Strauss

*	Trustee	August 17, 2026
Timothy J. Jacoby

*	Trustee	August 17, 2026
J. Garrett Stevens

* /s/ Richard Malinowski
Richard Malinowski

*	Attorney-in-Fact, pursuant to power of attorney.